PGIM QMA US Broad Market Index Fund
SUMMARY: PGIM QMA US BROAD MARKET INDEX FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek to provide investment results that approximate the performance of the S&P Composite 1500 Index.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PGIM QMA US Broad Market Index Fund Class R6 USD ($) [1]
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none
Redemption fee	none
Exchange fee	none
Maximum account fee (accounts under $10,000)	none
[1]	Formerly known as Class Q.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PGIM QMA US Broad Market Index Fund Class R6	[1]
Management fees	0.18%
Distribution and service (12b-1) fees	none
Other expenses	0.47%
Total annual Fund operating expenses	0.65%
Fee waiver and/or expense reimbursement	(0.45%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.20%	[2]
[1]	Formerly known as Class Q.
[2]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through November 30, 2019, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.20% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to November 30, 2019 without the prior approval of the Fund’s Board of Trustees.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example		1 Year	3 Years	5 Years	10 Years
PGIM QMA US Broad Market Index Fund | Class R6 | USD ($)	[1]	20	163	318	768
[1]	Formerly known as Class Q.

If Shares Are Not Redeemed
Expense Example, No Redemption		1 Year	3 Years	5 Years	10 Years
PGIM QMA US Broad Market Index Fund | Class R6 | USD ($)	[1]	20	163	318	768
[1]	Formerly known as Class Q.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE <br/><br/> Principal Investment Strategies.
The Fund intends, under normal market conditions, to invest over 80% of its investable assets in securities included in the S&P Composite 1500 Index (the “Index”) in approximately the same proportions as those of the Index. The Fund is not sponsored by or affiliated with S&P Global Ratings (S&P). The term “investable assets” in this Prospectus refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

As of August 31, 2018, the companies included in the Index have market capitalizations ranging from $99 million to $1.1 trillion. The principal type of equity and equity-related securities in which the Fund invests is common stock. In addition to common stocks, the Fund may invest in a combination of cash-equivalent instruments and stock index futures, with the amount committed at any time as initial margin on open futures positions not to exceed 5% of the Fund’s total assets, and exchange-traded funds (ETFs) which replicate the Index up to a maximum of 5% of the total assets of the Fund at time of purchase.

Replication and Sampling Methods. The Fund shall seek to replicate the Index to the extent possible, taking into account asset levels, capital flows and trade size, by investing over 80% of its investable assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index. Where it may not be possible or practicable to purchase all of the securities of the Index, the subadviser may use a sampling strategy based on market capitalization and industry weightings. The subadviser may also use stock index futures and/or ETFs to achieve the investment objective. The relative portfolio holdings of the Fund at any time may not be precisely identical to the proportions of holdings of the Index.

Although the Fund will invest over 80% of its investable assets in securities that comprise the Index, the Fund may at times hold securities that are either to be added to or have been deleted from the Index. When a security is removed from the Index, the Fund will sell it within a reasonable time. In addition, the Fund's holdings may change for other reasons, such as when the Fund receives securities of companies spun off from companies in the Index.

The subadviser will try to minimize the difference between the investment results of the Fund and those of the Index. Tracking of the Index will be monitored regularly. In addition to potential tracking differences, brokerage, transaction costs and other Fund expenses will cause the Fund's return to be lower than the return of the Index.

Although index funds, by their nature, tend to be tax-efficient vehicles, the Fund is managed without regard to tax consequences. The Fund is not actively managed by portfolio managers who buy and sell securities based on research and analysis.

Derivative Strategies
Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or cash payment based on the change in value of one or more investments, indexes or currencies. The subadviser may use various derivative strategies to try to improve the Fund's returns. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). When the Fund uses derivative strategies, the Fund designates certain assets as segregated or otherwise covers its exposure, as required by the rules of the Securities and Exchange Commission. Although the Fund has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions.
Principal Risks.
All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Index Investment Approach Risk. Since the Fund is passively managed, assets are not allocated from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, tax gains or losses, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Small and Medium Capitalization Risk. Small and medium capitalization companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and mid-capitalization companies generally are less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Fund of Funds Risk. The Fund is an investment option for other PGIM Investments-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the Fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Derivatives Risk. Derivatives involve special risks and costs and may result in losses to a Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, a Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. A Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The US Government and non-US governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Exchange-Traded Funds (ETFs) Risk. As with other investments, investments in ETFs are subject to market risk and, for non-index strategies, selection risk. There may be certain risks to the extent a particular ETF is concentrated in a particular sector, and is not as diversified as the market as a whole. Investments in ETFs may entail duplicate management fees. Shares of an ETF are traded on an exchange throughout a trading day, and bought and sold based on market values and not at the ETF’s net asset value. For this reason, the shares of an ETF could trade at either a premium or discount to the actual net asset value of the ETF. The Fund will incur brokerage costs for purchases and sales of ETF shares.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide.
Performance.
The following bar chart shows the Fund's performance for Class R6 shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.
Annual Total Returns (Class R6 Shares)<sup>1</sup>
[1]	The total return for Class R6 shares from January 1, 2018 to June 30, 2018 was 2.70%.

Best Quarter:		Worst Quarter:
6.46%	4th Quarter 2017	2.86%	2nd Quarter 2017

Average Annual Total Returns % (as of 12-31-17)
Average Annual Total Returns - PGIM QMA US Broad Market Index Fund	One Year	Since Inception	Inception Date
Class R6	20.90%	21.28%	Nov. 17, 2016
Class R6 | Return After Taxes on Distributions	20.42%	20.76%	Nov. 17, 2016
Class R6 | Return After Taxes on Distributions and Sale of Fund Shares	12.12%	16.16%	Nov. 17, 2016
S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)	21.13%	21.60%

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.